Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 08, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

PAY VERSUS PERFORMANCE - PEO
					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (BERTOLOTTI)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (STAMATAKIS)	COMPENSATION ACTUALLY PAID TO PEO (BERTOLOTTI)	COMPENSATION ACTUALLY PAID TO PEO (STAMATAKIS)	TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN	NET INCOME (THOUSANDS)	ADJUSTED EBITDA (THOUSANDS)
2024		$1,870,372		$1,962,872	$63.47	$159.10	$19,958	$82,457
2023	$3,849,121	$1,362,912	$3,132,350	$1,362,912	$51.28	$127.82	($17,643)	$65,800
2022	$2,062,234		$532,393		$34.54	$91.54	$6,499	$58,150
2021	$2,527,461		$2,347,163		$52.07	$82.91	$3,893	$62,976
2020	$1,564,647		$533,811		$54.38	$76.78	($99,461)	$52,681

PAY VERSUS PERFORMANCE – NON-PEO NAMED EXECUTIVE OFFICERS
			VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS*	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS*	TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN	NET INCOME (THOUSANDS)	ADJUSTED EBITDA (THOUSANDS)
2024	$1,124,383	$893,513	$63.47	$159.10	$19,958	$82,457
2023	$821,784	$790,269	$51.28	$127.82	($17,643)	$65,800
2022	$748,334	$473,252	$34.54	$91.54	$6,499	$58,150
2021	$1,006,564	$973,205	$52.07	$82.91	$3,893	$62,976
2020	$640,978	$410,477	$54.38	$76.78	($99,461)	$52,681

*	The non-PEO named executive officers for each year were:

2024	2023	2022	2021	2020
E. Prajzner	E. Prajzner	E. Prajzner	E. Prajzner	E. Prajzner
G. D’Alterio	M. Keefe	M. Keefe	M. Keefe	M. Lange
H. Hammad	M. Lange	M. Lange	M. Lange	S. Vahaviolos
J. Smith	J. Smith	S. Vahaviolos	S. Vahaviolos	J. Wolk
		J. Wolk	J. Wolk

Reconciliation of summary compensation table pay to compensation actually paid:

	PEO – BERTOLOTTI
	2023	2022	2021	2020
Summary compensation table total	$3,849,121	$2,062,234	$2,527,461	$1,564,647
Less Stock awards in summary compensation table	($1,250,002)	($1,250,000)	($1,243,571)	($806,335)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	—	$188,168	$1,139,405	$984,224
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	—	($70,777)	($9,976)	($200,254)
Plus awards that are granted and vested during the year, the fair value as of the vesting date	—	—	—	—
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	$533,231	($397,233)	($66,156)	($1,008,471)
Compensation actually paid	$3,132,350	$532,393	$2,347,163	$533,811

PEO – Stamatakis
	2024	2023
Summary compensation table total	$1,870,372	$1,362,912
Less Stock awards in summary compensation table	($1,040,000)	($868,999)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$1,132,500	—
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	—	—
Plus awards that are granted and vested during the year, the fair value as of the vesting date	—	$868,999
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	—	—
Compensation actually paid	$1,962,872	$1,362,912

NON-PEO NAMED EXECUTIVE OFFICERS
	2024	2023	2022	2021	2020
Summary compensation table total	$1,124,383	$821,784	$748,334	$1,006,564	$640,978
Less Stock awards in summary compensation table	($615,435)	($342,414)	($248,033)	($338,863)	($124,133)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$326,126	$86,925	$42,758	$310,503	$60,210
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	$35,614	$87,209	($28,845)	($2,738)	($120,116)
Plus awards that are granted and vested during the year, the fair value as of the vesting date	–	—	—	—	—
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	$22,825	$136,766	($40,962)	($2,261)	($46,462)
Compensation actually paid	$893,513	$790,269	$473,252	$973,205	$410,477

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
*	The non-PEO named executive officers for each year were:

2024	2023	2022	2021	2020
E. Prajzner	E. Prajzner	E. Prajzner	E. Prajzner	E. Prajzner
G. D’Alterio	M. Keefe	M. Keefe	M. Keefe	M. Lange
H. Hammad	M. Lange	M. Lange	M. Lange	S. Vahaviolos
J. Smith	J. Smith	S. Vahaviolos	S. Vahaviolos	J. Wolk
		J. Wolk	J. Wolk

Peer Group Issuers, Footnote
Peer Group
The following are the peer groups each year for determining peer group total shareholder return.
2024 - 2022	2021 and 2020
Archrock, Inc.	Aegion Corporation
CECO Environmental Corp	Archrock, Inc
CIRCOR International, Inc.	CECO Environmental Corp.
Columbus McKinnon Corporation	CIRCOR International, Inc
DMC Global Inc.	Columbus McKinnon Corporation
DXP Enterprises, Inc.	DMC Global Inc.
Enerpac Tool Group Corp	DXP Enterprises, Inc.
Forum Energy Technologies, Inc.	Enerpac Tool Group Corp.
Helix Energy Solutions Group, Inc	Forum Energy Technologies, Inc.
Matrix Service Company	Helix Energy Solutions Group, Inc.
MYR Group Inc.	Matrix Service Company.
Oceaneering International, Inc.	MYR Group Inc.
Oil States International, Inc.	Oceaneering International, Inc.
The Hackett Group, Inc.	Oil States International, Inc.
SEACOR Holdings Inc.
Team, Inc.
The Hackett Group, Inc.

Changed Peer Group, Footnote
Peer Group
The following are the peer groups each year for determining peer group total shareholder return.
2024 - 2022	2021 and 2020
Archrock, Inc.	Aegion Corporation
CECO Environmental Corp	Archrock, Inc
CIRCOR International, Inc.	CECO Environmental Corp.
Columbus McKinnon Corporation	CIRCOR International, Inc
DMC Global Inc.	Columbus McKinnon Corporation
DXP Enterprises, Inc.	DMC Global Inc.
Enerpac Tool Group Corp	DXP Enterprises, Inc.
Forum Energy Technologies, Inc.	Enerpac Tool Group Corp.
Helix Energy Solutions Group, Inc	Forum Energy Technologies, Inc.
Matrix Service Company	Helix Energy Solutions Group, Inc.
MYR Group Inc.	Matrix Service Company.
Oceaneering International, Inc.	MYR Group Inc.
Oil States International, Inc.	Oceaneering International, Inc.
The Hackett Group, Inc.	Oil States International, Inc.
SEACOR Holdings Inc.
Team, Inc.
The Hackett Group, Inc.

Adjustment To PEO Compensation, Footnote
Reconciliation of summary compensation table pay to compensation actually paid:

	PEO – BERTOLOTTI
	2023	2022	2021	2020
Summary compensation table total	$3,849,121	$2,062,234	$2,527,461	$1,564,647
Less Stock awards in summary compensation table	($1,250,002)	($1,250,000)	($1,243,571)	($806,335)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	—	$188,168	$1,139,405	$984,224
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	—	($70,777)	($9,976)	($200,254)
Plus awards that are granted and vested during the year, the fair value as of the vesting date	—	—	—	—
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	$533,231	($397,233)	($66,156)	($1,008,471)
Compensation actually paid	$3,132,350	$532,393	$2,347,163	$533,811

PEO – Stamatakis
	2024	2023
Summary compensation table total	$1,870,372	$1,362,912
Less Stock awards in summary compensation table	($1,040,000)	($868,999)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$1,132,500	—
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	—	—
Plus awards that are granted and vested during the year, the fair value as of the vesting date	—	$868,999
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	—	—
Compensation actually paid	$1,962,872	$1,362,912

Non-PEO NEO Average Total Compensation Amount			$ 1,124,383	$ 821,784	$ 748,334	$ 1,006,564	$ 640,978
Non-PEO NEO Average Compensation Actually Paid Amount			$ 893,513	790,269	473,252	973,205	410,477
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of summary compensation table pay to compensation actually paid:

NON-PEO NAMED EXECUTIVE OFFICERS
	2024	2023	2022	2021	2020
Summary compensation table total	$1,124,383	$821,784	$748,334	$1,006,564	$640,978
Less Stock awards in summary compensation table	($615,435)	($342,414)	($248,033)	($338,863)	($124,133)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$326,126	$86,925	$42,758	$310,503	$60,210
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	$35,614	$87,209	($28,845)	($2,738)	($120,116)
Plus awards that are granted and vested during the year, the fair value as of the vesting date	–	—	—	—	—
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	$22,825	$136,766	($40,962)	($2,261)	($46,462)
Compensation actually paid	$893,513	$790,269	$473,252	$973,205	$410,477

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship over the past five years between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) the cumulative total shareholder return of our stock and the cumulative shareholder return of the peer group:

Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship over the past five years between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) our net income:

Compensation Actually Paid vs. Company Selected Measure
The following graph illustrates the relationship over the past five years between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) our Adjusted EBITDA:

Total Shareholder Return Vs Peer Group
The following graph illustrates the relationship over the past five years between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) the cumulative total shareholder return of our stock and the cumulative shareholder return of the peer group:

Tabular List, Table
Key Financial Measures related to Pay versus Performance
The following are the key financial performance measures which represent the most important financial performance measures used by the Compensation Committee to link compensation actually paid to the named executive officers for the most recently completed fiscal year to company performance.
Adjusted EBITDA
Free Cash Flow
Revenue
Adjusted EBITDA and Free Cash Flow are non-GAAP financial measures and are defined on page 33 of the Compensation Discussion and Analysis section of this proxy statement. Exhibit A contains a table reconciling these non-GAAP financial measurements to the most comparable financial measure under GAAP for 2024.

Total Shareholder Return Amount			$ 63.47	51.28	34.54	52.07	54.38
Peer Group Total Shareholder Return Amount			159.1	127.82	91.54	82.91	76.78
Net Income (Loss)			$ 19,958,000	$ (17,643,000)	$ 6,499,000	$ 3,893,000	$ (99,461,000)
Company Selected Measure Amount			82,457,000	65,800,000	58,150,000	62,976,000	52,681,000
PEO Name	STAMATAKIS	BERTOLOTTI	STAMATAKIS		BERTOLOTTI	BERTOLOTTI	BERTOLOTTI
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
Adjusted EBITDA and Free Cash Flow are non-GAAP financial measures and are defined on page 33 of the Compensation Discussion and Analysis section of this proxy statement. Exhibit A contains a table reconciling these non-GAAP financial measurements to the most comparable financial measure under GAAP for 2024.

Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Non-GAAP Measure Description
Adjusted EBITDA and Free Cash Flow are non-GAAP financial measures and are defined on page 33 of the Compensation Discussion and Analysis section of this proxy statement. Exhibit A contains a table reconciling these non-GAAP financial measurements to the most comparable financial measure under GAAP for 2024.

Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Mr. Stamatakis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,870,372	$ 1,362,912
PEO Actually Paid Compensation Amount			1,962,872	1,362,912
Mr. Bertolotti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,849,121	$ 2,062,234	$ 2,527,461	$ 1,564,647
PEO Actually Paid Compensation Amount				3,132,350	532,393	2,347,163	533,811
PEO | Mr. Stamatakis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,040,000)	(868,999)
PEO | Mr. Stamatakis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,132,500	0
PEO | Mr. Stamatakis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Stamatakis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	868,999
PEO | Mr. Stamatakis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Bertolotti [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,250,002)	(1,250,000)	(1,243,571)	(806,335)
PEO | Mr. Bertolotti [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	188,168	1,139,405	984,224
PEO | Mr. Bertolotti [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(70,777)	(9,976)	(200,254)
PEO | Mr. Bertolotti [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Mr. Bertolotti [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				533,231	(397,233)	(66,156)	(1,008,471)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(615,435)	(342,414)	(248,033)	(338,863)	(124,133)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			326,126	86,925	42,758	310,503	60,210
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			35,614	87,209	(28,845)	(2,738)	(120,116)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 22,825	$ 136,766	$ (40,962)	$ (2,261)	$ (46,462)